Schedule of income tax (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Notes and other explanatory information [abstract]
- current year provision	$ 721,119	$ 5,612,684	$ 7,522,946	$ 6,407,506
- prior year over- provision		(2)	(9,923)	(1,049)
Current tax - Taiwan	6,645	51,722	5,775
Total current tax	727,764	5,664,404	7,518,798	6,406,457
Deferred tax (Note 14)	168,602	1,312,284	(4,805,091)	1,251,531
Total tax expenses for the year	$ 896,366	$ 6,976,688	$ 2,713,707	$ 7,657,988